Summary of arm’s length transactions with related parties (Details) (Parenthetical) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables			₨ 530
Impairment of trade receivables
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Provision for impairment on loans to joint venture
Receivable joint ventures			73,719
Receivable joint ventures (net of allowance)
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Trade receivables	[1],[2]		₨ 530

[1]	Provision for impairment on loans to joint venture is INR Nil (March 31, 2024: INR Nil). Cumulative provision for impairment on loans to joint venture as on March 31, 2025 is INR Nil (March 31, 2024: INR 73,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2025 is INR Nil (March 31, 2024: INR Nil), refer to note 27.
[2]	Trade receivables includes advance given against the future bookings amounting INR Nil (March 31, 2024: 530). Provision for impairment on trade receivables INR Nil (March 31, 2024: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2025 is INR Nil (March 31, 2024: INR 530), refer to note 26.